UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Portfolio®

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Portfolio®

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5%
COMMON STOCKS 92.0%
BELGIUM 1.4%
INDUSTRIALS 1.4%
bpost S.A. (a)	352,239	$6,738

Total Belgium		6,738

BERMUDA 5.1%
ENERGY 3.2%
North Atlantic Drilling Ltd.	615,508	5,886
Seadrill Ltd.	214,889	9,651

		15,537

FINANCIALS 1.9%
Hiscox Ltd.	900,583	9,453

Total Bermuda		24,990

BRAZIL 0.8%
FINANCIALS 0.8%
Itau Unibanco Holding S.A. SP - ADR	281,792	3,979

Total Brazil		3,979

CANADA 0.9%
ENERGY 0.5%
Cameco Corp.	154,112	2,785

MATERIALS 0.4%
Silver Wheaton Corp.	75,557	1,871

Total Canada		4,656

DENMARK 1.9%
CONSUMER STAPLES 1.9%
Carlsberg A/S ‘B’	90,598	9,337

Total Denmark		9,337

FAEROE ISLANDS 0.8%
CONSUMER STAPLES 0.5%
Bakkafrost P/F	182,758	2,500

FINANCIALS 0.3%
BankNordik P/F	52,480	1,253

Total Faeroe Islands		3,753

FRANCE 10.0%
CONSUMER DISCRETIONARY 2.3%
Eutelsat Communications S.A.	232,864	7,360
JCDecaux S.A.	109,825	4,044

		11,404

CONSUMER STAPLES 4.8%
Carrefour S.A.	293,328	10,061
Danone S.A.	175,311	13,200

		23,261

ENERGY 1.4%
Bourbon S.A.	92,269	2,409
Total S.A.	79,866	4,629

		7,038

UTILITIES 1.5%
Suez Environnement Co.	441,561	7,167

Total France		48,870

GERMANY 3.2%
CONSUMER DISCRETIONARY 0.8%
Kabel Deutschland Holding AG (a)	32,247	3,791

HEALTH CARE 1.9%
Rhoen Klinikum AG	369,530	9,496

INDUSTRIALS 0.3%
Kloeckner & Co. SE	93,597	1,268

UTILITIES 0.2%
E.ON SE	65,009	1,157

Total Germany		15,712

HONG KONG 4.0%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	286,000	1,808

FINANCIALS 3.2%
AIA Group Ltd.	2,660,500	12,519
First Pacific Co. Ltd.	2,841,750	3,141

		15,660

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	20,300	1,115
Jardine Strategic Holdings Ltd.	23,700	803

		1,918

Total Hong Kong		19,386

ISRAEL 0.5%
HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	68,846	2,601

Total Israel		2,601

JAPAN 4.7%
CONSUMER DISCRETIONARY 1.0%
Nissan Motor Co. Ltd.	237,800	2,400
Toyota Motor Corp.	38,800	2,489

		4,889

CONSUMER STAPLES 0.5%
Kao Corp.	78,800	2,461

INDUSTRIALS 2.1%
FANUC Corp.	48,000	7,955
Komatsu Ltd.	107,000	2,671

		10,626

INFORMATION TECHNOLOGY 1.1%
Nintendo Co. Ltd.	46,717	5,291

Total Japan		23,267

NETHERLANDS 5.0%
CONSUMER STAPLES 1.8%
CSM	359,506	8,701

ENERGY 0.7%
Royal Dutch Shell PLC ‘A’	105,104	3,465

FINANCIALS 1.8%
ING Groep NV - Dutch Certificate (a)	795,539	9,027

INFORMATION TECHNOLOGY 0.7%
Gemalto NV	33,016	3,545

Total Netherlands		24,738

NORWAY 2.0%
CONSUMER STAPLES 2.0%
Marine Harvest ASA	9,147,361	9,769

Total Norway		9,769

SINGAPORE 0.7%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	1,160	16

INDUSTRIALS 0.7%
Keppel Corp. Ltd.	433,700	3,605

Total Singapore		3,621

SOUTH AFRICA 0.4%
MATERIALS 0.4%
AngloGold Ashanti Ltd. SP - ADR	128,956	1,713

Total South Africa		1,713

SOUTH KOREA 0.3%
CONSUMER DISCRETIONARY 0.3%
GS Home Shopping, Inc.	6,961	1,612

Total South Korea		1,612

SWEDEN 1.3%
INDUSTRIALS 1.3%
Loomis AB ‘B’	284,493	6,266

Total Sweden		6,266

SWITZERLAND 5.0%
CONSUMER STAPLES 1.4%
Nestle S.A.	100,067	6,978

FINANCIALS 0.7%
Swiss Re AG	40,857	3,385

HEALTH CARE 1.4%
Roche Holding AG	24,649	6,652

INFORMATION TECHNOLOGY 0.9%
Logitech International S.A.	521,513	4,590

MATERIALS 0.6%
Sika AG	1,086	3,169

Total Switzerland		24,774

UNITED KINGDOM 12.9%
CONSUMER STAPLES 7.9%
British American Tobacco PLC	272,410	14,337
Imperial Tobacco Group PLC	399,298	14,761
Reckitt Benckiser Group PLC	127,832	9,346

		38,444

ENERGY 2.4%
BP PLC	1,155,803	8,103
Ensco PLC ‘A’	70,876	3,810

		11,913

FINANCIALS 2.6%
Lancashire Holdings Ltd.	811,428	10,089
Prudential PLC	145,127	2,700

		12,789

Total United Kingdom		63,146

UNITED STATES 31.1%
CONSUMER STAPLES 6.3%
Altria Group, Inc.	196,262	6,742
Lorillard, Inc.	233,216	10,443
Philip Morris International, Inc.	60,515	5,240
Reynolds American, Inc.	100,007	4,878
Wal-Mart Stores, Inc.	40,407	2,989
WhiteWave Foods Co. ‘A’ (a)	22,100	441

		30,733

ENERGY 3.3%
Halliburton Co.	73,731	3,550
National Oilwell Varco, Inc.	71,182	5,560
Phillips 66	45,641	2,639
Pioneer Southwest Energy Partners LP	65,271	2,887
Rentech, Inc.	691,332	1,369

		16,005

FINANCIALS 9.0%
Alleghany Corp. (a)	12,936	5,299
BankUnited, Inc.	100,540	3,136
Berkshire Hathaway, Inc. ‘B’ (a)	103,834	11,786
Genworth Financial, Inc. ‘A’ (a)	540,932	6,918
PHH Corp. (a)	116,075	2,756
SLM Corp.	256,693	6,392
ViewPoint Financial Group, Inc.	241,301	4,988
White Mountains Insurance Group Ltd.	5,133	2,913

		44,188

HEALTH CARE 2.0%
Life Technologies Corp. (a)	33,549	2,511
Merck & Co., Inc.	61,330	2,920
Pfizer, Inc. (e)	157,416	4,519

		9,950

INDUSTRIALS 4.3%
3M Co.	78,692	9,397
Brink’s Co.	31,076	879
Deere & Co.	78,067	6,354
General Dynamics Corp.	53,643	4,695

		21,325

INFORMATION TECHNOLOGY 5.9%
Apple, Inc.	5,662	2,700
Dell, Inc.	93,105	1,282
Intel Corp. (e)	526,302	12,063
Microsoft Corp. (e)	391,003	13,024

		29,069

MATERIALS 0.3%
Boise, Inc.	125,188	1,577

Total United States		152,847

Total Common Stocks (Cost $364,723)		451,775

EXCHANGE-TRADED FUNDS 1.2%
UNITED STATES 1.2%
SPDR Gold Trust	44,787	5,740

Total Exchange-Traded Funds (Cost $7,734)		5,740

PREFERRED STOCKS 0.2%
BRAZIL 0.2%
FINANCIALS 0.2%
Itau Unibanco Holding S.A.	70,180	996

Total Preferred Stocks (Cost $882)		996

REAL ESTATE INVESTMENT TRUSTS 1.4%
SINGAPORE 0.0%
FINANCIALS 0.0%
Keppel REIT	125,236	122

Total Singapore		122

UNITED STATES 1.4%
FINANCIALS 1.4%
American Capital Agency Corp.	195,775	4,419
NorthStar Realty Finance Corp.	265,550	2,464

Total United States		6,883

Total Real Estate Investment Trusts (Cost $8,237)		7,005

RIGHTS 0.3%
FRANCE 0.3%
HEALTH CARE 0.3%
Sanofi - Exp. 12/31/2020	597,382	1,207

Total Rights (Cost $844)		1,207

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.0%		163

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
0.022% due 10/03/2013 - 03/13/2014 (b)(h)	$1,782	1,782

Total Short-Term Instruments (Cost $1,945)		1,945

Total Investments in Securities (Cost $384,365)		468,668

	SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio	2,018,780	20,202

Total Short-Term Instruments (Cost $20,201)		20,202

Total Investments in Affiliates (Cost $20,201)		20,202

Total Investments 99.6% (Cost $404,566)		$488,870
Securities Sold Short (d) (0.6%) (Proceeds $2,558)		(2,825)
Financial Derivative Instruments (f)(g) (0.3%) (Cost or Premiums, net $181)		(1,702)
Other Assets and Liabilities, net 1.3%		6,523

Net Assets 100.0%		$490,866

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	09/30/2013	10/01/2013	$163	Freddie Mac 2.080% due 10/17/2022	$(167)	$163	$163

Total Repurchase Agreements						$(167)	$163	$163

(1)	Includes accrued interest.

(d)	Short Sales:

(e)	Securities with an aggregate market value of $5,870 and cash of $4,266 have been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions. Details of the listed equity options can be found in the Options on Securities table in the Financial Derivative Instruments: Exchange-Traded or Centrally Cleared section.

Description	Shares	Proceeds	Payable for Short Sales(2)
Pioneer Natural Resources Co.	14,959	$(2,558)	$(2,825)

(2)	Market value includes $1 of dividends payable on short sales.

(f)	Financial Derivative Instruments: Exchange-Traded or centrally cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Smithfield Foods, Inc.	$35.000	10/19/2013	998	$26	$0
Put - CBOE WhiteWave Foods Co.	25.000	10/19/2013	221	178	112

Total Purchased Options				$204	$112

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Smithfield Foods, Inc.	$34.000	10/19/2013	493	$(22)	$0
Call - CBOE WhiteWave Foods Co.	25.000	10/19/2013	221	(1)	0

Total Written Options				$(23)	$0

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	CHF	5,856	$	6,376	$0	$(100)
	10/2013	GBP	16,680		25,904	0	(1,099)
	10/2013	$	14,676	AUD	16,423	645	0
	10/2013		6,616	CAD	6,946	127	0
	10/2013		1,880	ZAR	18,708	0	(19)
	11/2013		983	CHF	908	21	0
BPS	10/2013		6,437		5,856	38	0
	10/2013		660	HKD	5,120	0	0
	10/2013		24,697	NOK	148,061	0	(75)
	11/2013	CHF	5,856	$	6,439	0	(38)
	11/2013	NOK	146,356		24,376	66	0
BRC	10/2013	KRW	1,628,784		1,394	0	(119)
	10/2013	NOK	154,643		25,339	5	(383)
	10/2013	$	1,916	ILS	6,757	1	0
	10/2013		13	JPY	1,250	0	0
	11/2013		1,659	EUR	1,231	6	0
	11/2013		634	GBP	393	2	0

	12/2013	ILS	6,757	$	1,914	0	(1)
CBK	10/2013	EUR	24,378		32,509	0	(471)
	10/2013	$	6,616	CAD	6,945	127	0
	10/2013		7,516	DKK	41,377	0	(11)
	10/2013		1,413	EUR	1,058	19	0
	10/2013		20,602	JPY	2,033,817	89	0
	11/2013	DKK	41,377	$	7,519	11	0
DUB	10/2013	AUD	16,423		15,389	68	0
	10/2013	$	26,625	GBP	16,680	379	0
	10/2013		1,703	ZAR	16,428	0	(69)
	10/2013	ZAR	35,136	$	3,509	13	0
	11/2013	GBP	16,680		26,618	0	(378)
	11/2013	$	15,356	AUD	16,423	0	(68)
	01/2014	ZAR	16,428	$	1,680	69	0
FBF	10/2013	HKD	1,587		205	0	0
	11/2013	BRL	5,129		2,209	0	(87)
GLM	10/2013	SEK	3,720		580	1	0
	10/2013	$	6,616	CAD	6,946	127	0
	10/2013		33,639	EUR	24,859	0	(9)
	11/2013	EUR	24,859	$	33,642	9	0
	11/2013	$	580	SEK	3,720	0	(1)
HUS	10/2013		11,258	HKD	87,310	0	(1)
	01/2014	HKD	87,310	$	11,261	1	0
JPM	10/2013	EUR	222		295	0	(5)
	10/2013	HKD	90,844		11,716	3	0
	10/2013	ILS	6,757		1,859	0	(58)
	12/2013	MXN	57		4	0	0
MSC	10/2013	BRL	5,523		2,287	0	(205)
	10/2013	$	2,436	BRL	5,523	56	0
	10/2013		282	SEK	1,860	7	0
	11/2013	BRL	5,523	$	2,419	0	(54)
RBC	10/2013	DKK	41,377		7,336	0	(169)
RYL	10/2013	JPY	2,033,817		20,444	0	(246)
	11/2013	$	20,448	JPY	2,033,817	247	0
SOG	10/2013	NOK	905	$	153	3	0
UAG	10/2013	EUR	1,317		1,734	0	(48)
	10/2013	$	1,484	KRW	1,628,784	30	0
	10/2013		283	SEK	1,860	7	0
	01/2014	KRW	1,628,784	$	1,477	0	(28)

Total Forward Foreign Currency Contracts						$2,177	$(3,742)

Swap Agreements:

Total Return Swaps on Securities

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate		Notional Amount	Maturity Date	Asset	Liability
BOA	Pay	Rentech Nitrogen Partners LP	19,261	1-Month USD-LIBOR plus a specified spread	$	505	08/15/2014	$32	$0
DUB	Receive	GrainCorp Ltd.	216,768	1-Month USD-LIBOR plus a specified spread	AUD	2,673	08/29/2014	5	0
	Receive	Cermaq ASA	288,086	1-Month USD-LIBOR plus a specified spread	NOK	29,961	09/22/2014	44	0
JPM	Receive	Veolia Environnement S.A.	443,289	1-Month USD-LIBOR plus a specified spread	EUR	5,845	05/07/2014	0	(330)

Total Swap Agreements								$81	$(330)

(h)	Securities with an aggregate market value of $1,641 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Common Stocks
Belgium
Industrials	$6,738	$0	$0	$6,738
Bermuda
Energy	5,886	9,651	0	15,537
Financials	0	9,453	0	9,453
Brazil
Financials	3,979	0	0	3,979
Canada
Energy	2,785	0	0	2,785
Materials	1,871	0	0	1,871
Denmark
Consumer Staples	0	9,337	0	9,337
Faeroe Islands
Consumer Staples	2,500	0	0	2,500
Financials	0	1,253	0	1,253
France
Consumer Discretionary	4,044	7,360	0	11,404
Consumer Staples	0	23,261	0	23,261
Energy	0	7,038	0	7,038
Utilities	0	7,167	0	7,167
Germany
Consumer Discretionary	3,791	0	0	3,791
Health Care	9,496	0	0	9,496
Industrials	0	1,268	0	1,268
Utilities	0	1,157	0	1,157
Hong Kong
Consumer Discretionary	0	1,808	0	1,808
Financials	0	15,660	0	15,660
Industrials	0	1,918	0	1,918
Israel
Health Care	2,601	0	0	2,601
Japan
Consumer Discretionary	0	4,889	0	4,889
Consumer Staples	0	2,461	0	2,461
Industrials	0	10,626	0	10,626
Information Technology	0	5,291	0	5,291
Netherlands
Consumer Staples	0	8,701	0	8,701
Energy	0	3,465	0	3,465
Financials	0	9,027	0	9,027
Information Technology	3,545	0	0	3,545
Norway
Consumer Staples	0	9,769	0	9,769
Singapore
Financials	0	16	0	16
Industrials	0	3,605	0	3,605
South Africa
Materials	1,713	0	0	1,713
South Korea
Consumer Discretionary	1,612	0	0	1,612
Sweden
Industrials	0	6,266	0	6,266
Switzerland
Consumer Staples	0	6,978	0	6,978
Financials	0	3,385	0	3,385
Health Care	0	6,652	0	6,652
Information Technology	4,590	0	0	4,590
Materials	0	3,169	0	3,169
United Kingdom
Consumer Staples	0	38,444	0	38,444
Energy	3,810	8,103	0	11,913
Financials	10,089	2,700	0	12,789
United States
Consumer Staples	30,733	0	0	30,733
Energy	16,005	0	0	16,005
Financials	44,188	0	0	44,188
Health Care	9,950	0	0	9,950
Industrials	21,325	0	0	21,325
Information Technology	29,069	0	0	29,069
Materials	1,577	0	0	1,577
Exchange-Traded Funds
United States	5,740	0	0	5,740
Preferred Stocks
Brazil
Financials	996	0	0	996
Real Estate Investment Trusts
Singapore
Financials	0	122	0	122
United States
Financials	6,883	0	0	6,883
Rights
France
Health Care	1,207	0	0	1,207
Short-Term Instruments
Repurchase Agreements	0	163	0	163
U.S. Treasury Bills	0	1,782	0	1,782
	$236,723	$231,945	$0	$468,668
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,202	$0	$0	$20,202
Total Investments	$256,925	$231,945	$0	$488,870

Short Sales, at Value
Common Stocks	$(2,825)	$0	$0	$(2,825)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	112	0	112
Over the counter	0	2,258	0	2,258
	$0	$2,370	$0	$2,370

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	(4,072)	0	(4,072)

	$0	$(4,072)	$0	$(4,072)

Totals	$254,100	$230,243	$0	$484,343

Assets and liabilities valued at $23,879 transferred from Level 2 to Level 1 and assets and liabilities valued at $14,453 transferred from Level 1 to Level 2 during the period ended September 30, 2013.

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EqS PATHFINDER PORTFOLIOTM

PIMCO Cayman Commodity Portfolio III Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Portfolio Fund Net Assets
PIMCO Cayman Commodity Portfolio III Ltd.	06/06/2011	06/20/2011	$490,866	$5,798	1.2%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2013, recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO EqS Pathfinder Portfolio®	$405,044	$96,191	$(12,365)	$83,826

4. RELATED PARTY TRANSACTIONS

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
$25,564	$105,841	$(111,200)	$(33)	$30	$20,202	$41	$0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Other Abbreviations:
ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	SPDR	Standard & Poor’s Depository Receipts
LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 26, 2013